Intangibles assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Summary of Carrying Amount of Intangible Assets and Goodwill

Changes in the carrying amount of intangible assets and goodwill for the years ended December 31, 2020 and 2019 are analysed in the following tables.

	Trademarks, patents and other	Software	Goodwill	Total
Cost as at December 31, 2018	14,021	29,617	3,947	47,585
Additions	66	847	—	913
Disposals	—	—	—	—
Effect of translation adjustments	(1)	7	121	127
Cost as at December 31, 2019	14,086	30,471	4,068	48,625
Additions	107	685	—	792
Impairment of goodwill	—	—	(1,866)	(1,866)
Reclassifications to assets held for sale	(174)	(53)	—	(227)
Effect of translation adjustments	3	(113)	(281)	(391)
Cost as at December 31, 2020	14,022	30,990	1,921	46,933

Accumulated amortization as at December 31, 2018	(13,709)	(27,984)	—	(41,693)
Amortisation	(150)	(767)	—	(917)
Disposals	—	—	—	—
Effect of translation adjustments	225	(219)	—	6
Accumulated amortization as at December 31, 2019	(13,634)	(28,970)	—	(42,604)
Amortisation	(145)	(762)	—	(907)
Disposals	—	—	—	—
Reclassifications to assets held for sale	167	51	—	218
Effect of translation adjustments	7	110	—	117
Accumulated amortization as at December 31, 2020	(13,605)	(29,571)	—	(43,176)

Net book value as at December 31, 2018	312	1,633	3,947	5,892
Net book value as at December 31, 2019	452	1,501	4,068	6,021
Net book value as at December 31, 2020	417	1,419	1,921	3,757

Summary of Inputs and Assumptions Used in Performing Impairment Test for Intangible Assets and Goodwill

The significant assumptions that were used in performing the 2020 and 2019 impairment tests for goodwill are as follows.

December 31, 2020

CGU	Net book value after impairment test	Long-term growth rate	WACC	Annual sales growth rate 2021	Annual sales growth rate 2022–2025
Italy – retail stores	1,921	0.90%	8.92%	8.03%	2.50%
Mexico – retail stores	—	3.57%	13.31%	18.00%	2.13%
Total goodwill	1,921

December 31, 2019

CGU	Net book value after impairment test	Long-term growth rate	WACC	Annual sales growth rate 2020-2024
Italy – retail stores	1,921	1.0%	9.05%	8.5%
Mexico – retail stores	2,147	3.4%	13.92%	9.3%
Total goodwill	4,068